Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share-based Compensation [Abstract]
Summary of stock-based compensation expense
Stock-based compensation expense (benefit), including discontinued operations, was as follows (in millions):

	Three Months Ended March 31,

	2015	2014
Stock appreciation rights (a)	$15	$(18)
Performance share awards (b)	4	(3)
Market stock units (c)	5	3
Other stock-based awards (d)	4	—
Total Stock-Based Compensation Expense (Benefit)	$28	$(18)

________________

(a)
We paid cash of $20 million and $4 million to settle 0.3 million and 0.2 million SARs that were exercised during the three months ended March 31, 2015 and 2014, respectively. We had $55 million and $60 million recorded in accrued liabilities associated with our SARs awards at March 31, 2015 and December 31, 2014, respectively.

(b)
We granted 0.1 million market condition performance share awards at a weighted average grant date fair value of $117.96 per share under the amended and restated 2011 Long-Term Incentive Plan (“2011 Plan”) during the three months ended March 31, 2015.

(c)	We granted 0.4 million market stock units at a weighted average grant date fair value of $114.57 per unit under the 2011 Plan during the three months ended March 31, 2015.

(d)	We have aggregated expenses for certain award types as they are not considered significant.

Stock-based compensation expense, including amounts related to discontinued operations, included in our statements of consolidated operations was as follows (in millions):

	2014	2013	2012
Stock appreciation rights	$15	$35	$61
Performance share awards	17	20	13
Market stock units	17	17	13
Restricted common stock	3	2	6
Stock options	—	—	2
Other	3	6	10
Total Stock-Based Compensation Expense	$55	$80	$105

Summary of stock appreciation rights activity
A summary of our SAR activity for the year ended December 31, 2014, is set forth below (shares in thousands):

	Number of SARs	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding at January 1, 2014	2,196	$24.53	1.5 years
Exercised	(955)	$28.09
Forfeited	(152)	$47.82
Outstanding at December 31, 2014	1,089	$18.16	1.2 years
Vested or expected to vest at December 31, 2014	1,089	$18.16	1.2 years
Exercisable at December 31, 2014	1,089	$18.16	1.2 years

Summary of stock appreciation rights valuation assumptions
The weighted-average assumptions used to value our SARs as of December 31, 2014, 2013 and 2012, are presented below:

	2014	2013	2012
Expected life from date of grant (years)	7	7	7
Expected volatility	58%	61%	57%
Expected dividend yield	1%	2%	1%
Risk-free interest rate	0.3%	0.2%	0.2%

Summary of performance share awards valuation assumptions
The assumptions used in the Monte Carlo simulation used to value our market condition performance share awards as of December 31, 2014, 2013 and 2012 are presented below:

	2014	2013	2012
Expected volatility	44%	45%	45%
Expected dividend yield	—%	1%	1%
Risk-free interest rate	0.5%	0.7%	0.4%

Summary of performance share award activity
A summary of our performance share award activity, assuming a 100% payout, is set forth below (shares in thousands):

	Number of Shares	Weighted-Average Grant-Date Fair Value	Intrinsic Value (In millions)
Nonvested at January 1, 2014	805	$36.70	$47
Granted	383	$54.42
Vested	(444)	$42.39
Forfeited	(129)	$40.55
Nonvested at December 31, 2014	615	$42.82	$46

Schedule of market stock unit activity
A summary of our market stock unit award activity, assuming a 100% payout, is set forth below (units in thousands):

	Number of Units	Weighted-Average Grant-Date Fair Value	Intrinsic Value (In millions)
Nonvested at January 1, 2014	1,391	$44.03	$81
Granted	823	$57.60
Vested	(706)	$44.35
Forfeited	(177)	$47.13
Nonvested at December 31, 2014	1,331	$51.84	$99

Summary of market stock units valuation assumptions
Tesoro’s weighted-average assumptions used to measure units granted during 2014, 2013 and 2012 are presented below:

	2014	2013	2012
Expected volatility	44%	45%	51%
Expected dividend yield	2%	1%	—%
Risk-free interest rate	0.7%	0.4%	0.3%

Summary of restricted common stock activity
A summary of our restricted common stock activity is set forth below (shares in thousands):

	Number of Restricted Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2014	98	$35.88
Granted	74	$61.76
Vested	(27)	$44.30
Forfeited	(17)	$21.94
Nonvested at December 31, 2014	128	$51.04

Summary of stock option activity
A summary of stock option activity for all plans is set forth below (options in thousands):

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (In millions)
Outstanding at January 1, 2014	1,410	$28.97	3.4 years	$42
Exercised	(696)	$26.98
Forfeited or expired	(10)	$20.99
Outstanding at December 31, 2014	704	$31.05	3.1 years	$30
Vested or expected to vest at December 31, 2014	704	$31.05	3.1 years	$30
Exercisable at December 31, 2014	704	$31.05	3.1 years	$30